UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

PAS International Fund of FundsSM

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Semiannual Report

August 31, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

PAS International Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,071.00	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.14	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying funds in which the fund invests are not included in the fund's annualized expense ratio.

Semiannual Report

PAS International Fund of Funds

Investment Changes

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
SSgA International Stock Selection Fund Institutional Class	10.9	15.8
Goldman Sachs Structured International Equity Fund Class A	10.8	15.4
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	10.0	11.9
Causeway International Value Fund Investor Class	9.9	13.3
Fidelity International Discovery Fund	8.8	0.0
MFS Research International Fund Class A	5.7	8.0
Fidelity Diversified International Fund	4.9	0.0
William Blair International Growth Fund Class N	4.7	4.9
Harbor International Fund Investor Class	3.9	4.0
AIM International Growth Fund Class A	3.9	5.0
	73.5
Asset Allocation (% of fund's investments)
As of August 31, 2007	As of February 28, 2007
Foreign Large Blend Funds 39.3%	Foreign Large Blend Funds 33.3%
Foreign Large Growth Funds 13.5%	Foreign Large Growth Funds 9.9%
Foreign Large Value Funds 41.9%	Foreign Large Value Funds 47.5%
Other 5.3%	Other 9.3%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

PAS International Fund of Funds

Investments August 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 39.3%
Fidelity International Discovery Fund (a)	1,044,060	$ 43,599,943
GE Institutional International Equity Fund Service Class	990,706	18,288,433
Goldman Sachs Structured International Equity Flex Fund Class A	318,096	3,842,601
Henderson International Opportunities Fund Class A	711,365	18,950,754
Julius Baer International Equity Fund II Class A	757,128	12,348,751
Manning & Napier Fund, Inc. World Opportunities Series Class A	1,425,834	14,842,929
MFS Research International Fund Class A	1,379,218	28,370,516
SSgA International Stock Selection Fund Institutional Class	3,692,685	54,319,398
Thornburg International Value Fund Class A	7,537	255,418
TOTAL FOREIGN LARGE BLEND FUNDS		194,818,743
Foreign Large Growth Funds - 13.5%
AIM International Growth Fund Class A	580,348	19,180,511
Fidelity Diversified International Fund (a)	607,751	24,504,521
William Blair International Growth Fund Class N	770,701	23,583,461
TOTAL FOREIGN LARGE GROWTH FUNDS		67,268,493
Foreign Large Value Funds - 41.9%
Causeway International Value Fund Investor Class	2,350,488	49,195,723
Goldman Sachs Structured International Equity Fund Class A	3,356,459	53,367,700
Harbor International Fund Investor Class	281,769	19,332,184
MFS International Value Fund Class A	261,345	8,381,320
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	2,269,407	49,631,932
Quant Foreign Value Fund Ordinary Shares	444,076	10,049,437
T. Rowe Price International Growth & Income Fund Advisor Class	951,899	17,905,228
TOTAL FOREIGN LARGE VALUE FUNDS		207,863,524
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund Class A	42	1,237
Neuberger Berman International Fund Trust Class	299	8,420
TOTAL FOREIGN SMALL MID GROWTH FUNDS		9,657

	Shares	Value
Foreign Small Mid Value Funds - 0.0%
Artisan International Value Fund Investor Class	35	$ 1,002
Third Avenue International Value Fund	39	929
TOTAL FOREIGN SMALL MID VALUE FUNDS		1,931
Other - 5.3%
BlackRock Pacific Fund, Inc. Investor Class A	403,964	12,736,975
GMO Emerging Countries Fund Class M	494,261	8,634,735
Henderson European Focus Fund Class A	27	969
Matthews Pacific Tiger Fund Class I	9,623	267,422
Morgan Stanley Institutional Fund, Inc. - International Real Estate Portfolio Class B	147,875	4,690,600
SSgA Emerging Markets Fund Institutional Class	38	1,102
TOTAL OTHER		26,331,803
TOTAL EQUITY FUNDS (Cost $472,595,162)		496,294,151
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $472,595,162)		$ 496,294,151
Legend
(a) Affiliated company
Affiliated Underlying Funds
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity International Discovery Fund	$ -	$ 44,662,716	$ 166,440	$ 43,599,943
Fidelity Diversified International Fund	-	25,239,143	141,229	24,504,521
Total	$ -	$ 69,901,859	$ 307,669	$ 68,104,464

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

PAS International Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $403,011,864)	$ 428,189,687
Affiliated Underlying Funds (cost $69,583,298)	68,104,464
Total investments (cost $472,595,162)		$ 496,294,151
Cash		39
Receivable for fund shares sold		548,079
Total assets		496,842,269

Liabilities
Payable for investments purchased	$ 235,634
Payable for fund shares redeemed	312,445
Total liabilities		548,079

Net Assets		$ 496,294,190
Net Assets consist of:
Paid in capital		$ 471,675,643
Undistributed net investment income		149,230
Accumulated undistributed net realized gain (loss) on investments		770,328
Net unrealized appreciation (depreciation) on investments		23,698,989
Net Assets, for 42,472,492 shares outstanding		$ 496,294,190
Net Asset Value, offering price and redemption price per share ($496,294,190 ÷ 42,472,492 shares)		$ 11.69

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends from unaffiliated underlying funds		$ 91,327
Interest		1,896
Total income		93,223

Expenses
Management fee	$ 413,898
Independent trustees' compensation	16,506
Total expenses before reductions	430,404
Expense reductions	(430,404)	-
Net investment income (loss)		93,223
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	301,075
Affiliated	(10,890)
Realized gain distributions from unaffiliated underlying funds	700,119	990,304
Change in net unrealized appreciation (depreciation) on underlying funds		9,346,902
Net gain (loss)		10,337,206
Net increase (decrease) in net assets resulting from operations		$ 10,430,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

PAS International Fund of Funds
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	For the period March 23, 2006 (commencement of operations) to February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,223	$ 3,059,954
Net realized gain (loss)	990,304	15,778,398
Change in net unrealized appreciation (depreciation)	9,346,902	14,352,087
Net increase (decrease) in net assets resulting from operations	10,430,429	33,190,439
Distributions to shareholders from net investment income	(227,699)	(2,776,248)
Distributions to shareholders from net realized gain	(10,018,764)	(5,979,610)
Total distributions	(10,246,463)	(8,755,858)
Share transactions Proceeds from sales of shares	274,544,741	264,129,682
Reinvestment of distributions	10,216,003	8,648,760
Cost of shares redeemed	(44,250,450)	(41,613,093)
Net increase (decrease) in net assets resulting from share transactions	240,510,294	231,165,349
Total increase (decrease) in net assets	240,694,260	255,599,930

Net Assets
Beginning of period	255,599,930	-
End of period (including undistributed net investment income of $149,230 and undistributed net investment income of $283,706, respectively)	$ 496,294,190	$ 255,599,930
Other Information Shares
Sold	22,820,525	25,633,799
Issued in reinvestment of distributions	884,503	768,779
Redeemed	(3,780,911)	(3,854,203)
Net increase (decrease)	19,924,117	22,548,375

Financial Highlights

	Six months ended August 31, 2007	Period ended February 28,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.18
Net realized and unrealized gain (loss)	.80	1.57
Total from investment operations	.80	1.75
Distributions from net investment income	(.01)	(.13)
Distributions from net realized gain	(.44)	(.28)
Total distributions	(.45)	(.41)
Net asset value, end of period	$ 11.69	$ 11.34
Total Return B,C	7.10%	17.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.26% A	.26% A
Expenses net of contractual waivers	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.06% A	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 496,294	$ 255,600
Portfolio turnover rate E	14% A	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the portfolio activity of the Underlying Funds. F For the period March 23, 2006 (commencement of operations) to February 28, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

PAS International Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 32,511,543
Unrealized depreciation	(8,812,611)
Net unrealized appreciation (depreciation)	$ 23,698,932

Cost for federal income tax purposes	$ 472,595,219

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the affiliated and unaffiliated Underlying Fund shares aggregated $255,317,783 and $24,260,640, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2010.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee until March 31, 2010, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2010 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $430,404.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of the Existing Investment Advisory Contracts

Matters Considered by the Board. The Board of Trustees is scheduled to meet four times per year. The Board of Trustees, including the Independent Trustees, expects that matters bearing on the fund's management contract will be considered at most, if not all, of its meetings. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board of Trustees (including certain of those described herein) may be conducted through committees. The Independent Trustees expect to meet from time to time in executive session and are advised by legal counsel selected by the Independent Trustees.

Information Received by the Board of Trustees. In connection with their regular meetings, the Board of Trustees, including the Independent Trustees, expects to receive materials specifically relating to the existing management contract and administration agreement (the Investment Advisory Contracts), including contractual provisions that reduce the fees paid to the Investment Adviser and its affiliates to zero. These materials may include (i) information on the investment performance of the fund and appropriate indices or combinations of indices, (ii) sales and redemption data in respect of comparable funds, and (iii) the economic outlook and the general investment outlook in the markets in which the fund invests. The Board of Trustees, including the Independent Trustees, also expects to consider periodically other material facts such as (1) the amount of fee actually paid to the Investment Advisor and it affiliates, if any, (2) the Investment Adviser's results and financial condition, (3) arrangements in respect of the distribution of the fund's shares, (4) the procedures employed to determine the value of the fund's assets, (5) the Investment Adviser's management of the relationships with the fund's custodians and subcustodians, (6) the resources devoted to and the record of compliance with the fund's investment policies and restrictions and with policies on personal securities transactions, and (7) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, if and to the extent any such services are actually paid for by the fund.

Additional information to be furnished by the Investment Adviser may include, among other items, information on and analysis of (a) the overall organization of the Investment Adviser, (b) investment performance, (c) the choice of performance indices and benchmarks, (d) the composition of peer groups of funds, if any fees are charged to the funds, (e) transfer agency and bookkeeping fees paid to affiliates of the Investment Adviser, if charged to the fund, (f) investment management staffing, (g) the potential for achieving further economies of scale, if any fees are charged to the fund, (h) operating expenses paid to third parties, if any fees are charged to the fund, and (i) the information furnished to investors, including the fund's shareholders.

At a March 8, 2007 in-person meeting, the Board of Trustees, including the Independent Trustees, approved the renewal of the Investment Advisory Contracts. In considering the renewal of the Investment Advisory Contracts, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the renewal of the Investment Advisory Contracts include the following:

The Investment Adviser's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviewed the background of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees have also had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things they considered the size, education and experience of the Investment Adviser's investment staff, their use of technology, and the Investment Adviser's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of administrative and shareholder services to be performed by the Investment Adviser and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing and bookkeeping services. The Board of Trustees, including the Independent Trustees, also considered the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians.

Expenses. The Board of Trustees, including the Independent Trustees, considered the amount and nature of fees paid by shareholders to the Investment Adviser. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2010, which management estimated would result in the fund having a net operating expense ratio of zero for that period.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether the Investment Adviser expected to experience economies of scale in respect of the management of the fund and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the Independent Trustees, has concluded that, in light of a contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2010, any realized economies of scale in respect of the management of the fund would be shared between fund shareholders and the Investment Adviser in an appropriate manner.

Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees that were expected to be paid by the fund and the fund's shareholders for services provided by the Investment Adviser and its affiliates, including fees for services like transfer agency, fund accounting, and direct shareholder services. The Board of Trustees, including the Independent Trustees, considered the intangible benefits that might reasonably be expected to accrue to the Investment Adviser and its affiliates by virtue of their relationship with the fund. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2010, and that operation of this waiver and reimbursement would reduce economic benefits that might otherwise inure to the Investment Adviser and its affiliates.

Semiannual Report

Board Approval of the Existing Investment Advisory Contracts - continued

Conclusion. Based on its evaluation of all material factors and assisted by the advice of legal counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing Investment Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

FOI-SANN-1007 474979.1.0
1.824712.101

PAS International Fidelity Fund of FundsSM

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Semiannual Report

August 31, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

PAS International Fidelity Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 8, 2007 to August 31, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value August 31, 2007	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,076.00	$ .00 A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.14	$ .00 B

A Actual expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 177/366 (to reflect the period March 8, 2007 to August 31, 2007). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

PAS International Fidelity Fund of Funds

Investment Summary

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2007
% of fund's investments
Spartan International Index Fund Investor Class	22.0
Fidelity International Discovery Fund	20.7
Fidelity International Value Fund	11.5
Fidelity Diversified International Fund	10.2
Fidelity Overseas Fund	9.9
Fidelity Advisor Diversified International Fund Institutional Class	9.9
Fidelity Aggressive International Fund	9.1
Fidelity Pacific Basin Fund	3.2
Fidelity International Real Estate Fund	1.4
Fidelity Emerging Markets Fund	1.1
99.0
Asset Allocation (% of fund's investments)
As of August 31, 2007
Foreign Large Blend Funds 52.6%
Foreign Large Growth Funds 29.2%
Foreign Large Value Funds 11.5%
Foreign Small Mid Growth Funds 1.0%
Specialty Funds 1.4%
Other 4.3%

Asset allocations in the pie chart reflects the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Semiannual Report

PAS International Fidelity Fund of Funds

Investments August 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 52.6%
Fidelity International Discovery Fund	2,078,296	$ 86,789,629
Fidelity Overseas Fund	829,011	41,599,774
Spartan International Index Fund Investor Class	1,950,548	92,221,888
TOTAL FOREIGN LARGE BLEND FUNDS		220,611,291
Foreign Large Growth Funds - 29.2%
Fidelity Advisor Diversified International Fund Institutional Class	1,679,040	41,371,535
Fidelity Aggressive International Fund	2,159,494	38,266,226
Fidelity Diversified International Fund	1,065,659	42,967,374
TOTAL FOREIGN LARGE GROWTH FUNDS		122,605,135
Foreign Large Value Funds - 11.5%
Fidelity International Value Fund	4,052,002	48,259,349
Foreign Small Mid Growth Funds - 1.0%
Fidelity International Small Cap Opportunities Fund (a)	250,273	4,232,120
Specialty Funds - 1.4%
Fidelity International Real Estate Fund	362,043	5,745,630
Other - 4.3%
Fidelity Emerging Markets Fund	158,286	4,712,187
Fidelity Pacific Basin Fund	420,172	13,294,235
TOTAL OTHER		18,006,422
TOTAL EQUITY FUNDS (Cost $410,736,197)		419,459,947
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $410,736,197)		$ 419,459,947
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

PAS International Fidelity Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in affiliated securities, at value (cost $410,736,197) - See accompanying schedule		$ 419,459,947
Cash		5
Receivable for fund shares sold		439,586
Total assets		419,899,538

Liabilities
Payable for investments purchased	$ 178,300
Payable for fund shares redeemed	261,286
Total liabilities		439,586

Net Assets		$ 419,459,952
Net Assets consist of:
Paid in capital		$ 410,151,545
Undistributed net investment income		169,276
Accumulated undistributed net realized gain (loss) on investments		415,381
Net unrealized appreciation (depreciation) on investments		8,723,750
Net Assets, for 38,965,898 shares outstanding		$ 419,459,952
Net Asset Value, offering price and redemption price per share ($419,459,952 ÷ 38,965,898 shares)		$ 10.76

Statement of Operations

	For the period March 8, 2007 (commencement of operations) to August 31, 2007 (Unaudited)

Investment Income
Dividends from underlying funds		$ 169,126
Interest		150
Total income		169,276

Expenses
Management fee	$ 396,474
Independent trustees' compensation	15,928
Total expenses before reductions	412,402
Expense reductions	(412,402)	-
Net investment income (loss)		169,276
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		415,381
Change in net unrealized appreciation (depreciation) on underlying funds		8,723,750
Net gain (loss)		9,139,131
Net increase (decrease) in net assets resulting from operations		$ 9,308,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

For the period March 8, 2007 (commencement of operations) to August 31, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 169,276
Net realized gain (loss)	415,381
Change in net unrealized appreciation (depreciation)	8,723,750
Net increase (decrease) in net assets resulting from operations	9,308,407
Share transactions Proceeds from sales of shares	450,768,837
Cost of shares redeemed	(40,617,292)
Net increase (decrease) in net assets resulting from share transactions	410,151,545
Total increase (decrease) in net assets	419,459,952

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $169,276)	$ 419,459,952
Other Information Shares
Sold	42,648,274
Redeemed	(3,682,376)
Net increase (decrease)	38,965,898

Financial Highlights

2007 F
Period ended August 31,	(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.75
Total from investment operations	.76
Net asset value, end of period	$ 10.76
Total Return B, C	7.60%
Ratios to Average Net Assets G
Expenses before expense reductions	.26% A
Expenses net of contractual waivers	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 419,460
Portfolio turnover rate E	11% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period March 8, 2007 (commencement of operations) to August 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

PAS International Fidelity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that Fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Investment income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,566,367
Unrealized depreciation	(1,842,617)
Net unrealized appreciation (depreciation)	$ 8,723,750
Cost for federal income tax purposes	$ 410,736,197

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $427,808,442 and $17,487,626, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2010.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee until March 31, 2010, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2010 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $412,402.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of the Existing Investment Advisory Contracts

Matters Considered by the Board. The Board of Trustees is scheduled to meet four times per year. The Board of Trustees, including the Independent Trustees, expects that matters bearing on the fund's management contract will be considered at most, if not all, of its meetings. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board of Trustees (including certain of those described herein) may be conducted through committees. The Independent Trustees expect to meet from time to time in executive session and are advised by legal counsel selected by the Independent Trustees.

Information Received by the Board of Trustees. In connection with their regular meetings, the Board of Trustees, including the Independent Trustees, expects to receive materials specifically relating to the existing management contract and administration agreement (the Investment Advisory Contracts), including contractual provisions that reduce the fees paid to the Investment Adviser and its affiliates to zero. These materials may include (i) information on the investment performance of the fund and appropriate indices or combinations of indices, (ii) sales and redemption data in respect of comparable funds, and (iii) the economic outlook and the general investment outlook in the markets in which the fund invests. The Board of Trustees, including the Independent Trustees, also expects to consider periodically other material facts such as (1) the amount of fee actually paid to the Investment Advisor and it affiliates, if any, (2) the Investment Adviser's results and financial condition, (3) arrangements in respect of the distribution of the fund's shares, (4) the procedures employed to determine the value of the fund's assets, (5) the Investment Adviser's management of the relationships with the fund's custodians and subcustodians, (6) the resources devoted to and the record of compliance with the fund's investment policies and restrictions and with policies on personal securities transactions, and (7) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, if and to the extent any such services are actually paid for by the fund.

Additional information to be furnished by the Investment Adviser may include, among other items, information on and analysis of (a) the overall organization of the Investment Adviser, (b) investment performance, (c) the choice of performance indices and benchmarks, (d) the composition of peer groups of funds, if any fees are charged to the funds, (e) transfer agency and bookkeeping fees paid to affiliates of the Investment Adviser, if charged to the fund, (f) investment management staffing, (g) the potential for achieving further economies of scale, if any fees are charged to the fund, (h) operating expenses paid to third parties, if any fees are charged to the fund, and (i) the information furnished to investors, including the fund's shareholders.

At a December 7, 2006 in-person meeting, the Board of Trustees, including the Independent Trustees, approved the Investment Advisory Contracts for their initial terms. In considering the Investment Advisory Contracts, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Investment Advisory Contracts include the following:

The Investment Adviser's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviewed the background of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees have also had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things they considered the size, education and experience of the Investment Adviser's investment staff, their use of technology, and the Investment Adviser's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of administrative and shareholder services to be performed by the Investment Adviser and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing and bookkeeping services. The Board of Trustees, including the Independent Trustees, also considered the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians.

Expenses. The Board of Trustees, including the Independent Trustees, considered the fund's expense ratio, and the contractual management fee waiver and expense reimbursement agreements expected to be in effect for an initial three year period. It also considered the amount and nature of fees paid by shareholders to the Investment Adviser. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, which management estimated would result in the fund having a net operating expense ratio of zero for that period.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether the Investment Adviser expected to experience economies of scale in respect of the management of the fund and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the Independent Trustees, has concluded that, in light of a contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, any realized economies of scale in respect of the management of the fund would be shared between fund shareholders and the Investment Adviser in an appropriate manner.

Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees that were expected to be paid by the fund and the fund's shareholders for services provided by the Investment Adviser and its affiliates, including fees for services like transfer agency, fund accounting, and direct shareholder services. The Board of Trustees, including the Independent Trustees, considered the intangible benefits that might reasonably be expected to accrue to the Investment Adviser and its affiliates by virtue of their relationship with the fund. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, and that operation of this waiver and reimbursement would reduce economic benefits that might otherwise inure to the Investment Adviser and its affiliates.

Semiannual Report

Board Approval of the Existing Investment Advisory Contracts - continued

Conclusion. Based on its evaluation of all material factors and assisted by the advice of legal counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing Investment Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

PAI-SANN-1007 474980.1.0
1.843744.100

PAS Small Cap Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Semiannual Report

August 31, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

PAS Small Cap Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,025.10	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.14	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

PAS Small Cap Fund of Funds

Investment Changes

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Oppenheimer Main Street Small Cap Fund Class A	11.7	12.7
RS Partners Fund Class A	7.2	6.3
Laudus Rosenberg U.S. Discovery Fund Investor Class	7.0	6.0
Buffalo Small Cap Fund	6.5	7.1
BlackRock Funds Small Cap Growth Equity Fund Investor Class A	6.2	6.5
Westport Select Cap Fund Class R	6.0	5.3
Baron Small Cap Fund	5.3	5.0
Keeley Small Cap Value Fund, Inc.	5.3	4.4
William Blair Small Cap Growth Fund Class N	5.1	6.1
AIM Trimark Small Companies Fund Class A	4.1	2.8
	64.4
Asset Allocation (% of fund's investments)
As of August 31, 2007	As of February 28, 2007
Small Blend Funds 41.4%	Small Blend Funds 40.3%
Small Growth Funds 42.7%	Small Growth Funds 45.2%
Small Value Funds 6.3%	Small Value Funds 3.6%
Foreign Small Mid Growth Funds 0.1%	Foreign Small Mid Growth Funds 0.0%
Mid-Cap Blend Funds 8.1%	Mid-Cap Blend Funds 7.7%
Other 1.4%	Other 3.2%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

PAS Small Cap Fund of Funds

Investments August 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Small Blend Funds - 41.4%
AIM Trimark Small Companies Fund Class A	841,245	$ 14,015,138
CRM Small Cap Value Fund Investor Class	176	4,602
Hennessy Cornerstone Growth II Fund	626	17,879
ICM Small Co. Portfolio Institutional Class	120	4,779
ING Small Company Fund Class A	191,479	3,308,764
Keeley Small Cap Value Fund, Inc.	653,570	18,201,913
Laudus Rosenberg U.S. Discovery Fund Investor Class	1,226,519	23,917,116
Managers Special Equity Fund Managers Class	36	3,132
Neuberger Berman Genesis Fund Trust Class	92	4,916
Oppenheimer Main Street Small Cap Fund Class A	1,768,011	40,222,241
Perritt MicroCap Opportunities Fund	378,374	12,384,177
ProFunds Ultra Small Cap Fund Investor Class	178,068	5,468,474
RS Partners Fund Class A	716,684	24,696,932
Wasatch Small Cap Value Fund	487	2,490
TOTAL SMALL BLEND FUNDS		142,252,553
Small Growth Funds - 42.7%
Alger SmallCap Growth Institutional Fund Class I (a)	17,963	490,738
Baron Growth Fund	138,195	7,320,173
Baron Small Cap Fund	750,997	18,249,230
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	1,005,575	21,388,589
Brazos Micro Cap Portfolio Class N	119,318	2,790,858
Buffalo Small Cap Fund	765,401	22,280,809
Champlain Small Company Fund Advisor Class	488,119	6,770,217
Franklin Small Cap Growth Fund II Class A	364	4,706
Harbor Small Cap Growth Fund Investor Class	376,624	5,001,567
ING Small Cap Opportunities Fund Class A (a)	132,684	4,511,244
Lord Abbett Small Cap Blend Fund Class A	30,119	571,065
Munder Micro-Cap Equity Fund Class A	183	7,836
Oberweis Emerging Growth Fund	106	3,048
Old Mutual Copper Rock Emerging Growth Portfolio Class A (a)	215,738	2,884,414

	Shares	Value
Old Mutual Emerging Growth Fund Class Z (a)	336,697	$ 5,905,674
Royce Value Plus Fund Service Class	916,143	13,742,151
RS Emerging Growth Fund Class A (a)	248	9,941
RS Smaller Co. Growth Fund Class A	378,418	8,465,209
Turner Small Cap Growth Fund Class I (a)	270,389	8,452,353
Wasatch Small Cap Growth Fund	66	2,553
Wasatch Ultra Growth Fund	95	2,496
William Blair Small Cap Growth Fund Class N	678,195	17,646,639
TOTAL SMALL GROWTH FUNDS		146,501,510
Small Value Funds - 6.3%
American Beacon Small Cap Value Fund PlanAhead Class	233	5,019
HighMark Small Cap Value Fund Class A	483,888	8,076,083
Perritt Emerging Opportunities Fund	221,003	3,518,371
Royce Opportunity Fund Service Class	736,306	9,888,590
TOTAL SMALL VALUE FUNDS		21,488,063
Foreign Small Mid Growth Funds - 0.1%
Fidelity International Small Cap Opportunities Fund (a)(b)	23,266	393,423
Mid-Cap Blend Funds - 8.1%
Hennessy Cornerstone Growth Fund	400,210	7,399,876
Westport Select Cap Fund Class R	758,243	20,571,146
TOTAL MID-CAP BLEND FUNDS		27,971,022
Other - 1.4%
FBR Small Cap Financial Fund	64,750	1,552,046
FBR Small Cap Fund	84	4,702
Fidelity Advisor Real Estate Fund Institutional Class (b)	19,488	385,658
The Information Age Fund Class A	147,928	2,720,400
Wasatch Core Growth Fund	60	2,546
TOTAL OTHER		4,665,352
TOTAL EQUITY FUNDS (Cost $326,062,184)		343,271,923
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $326,062,184)		$ 343,271,923
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity International Small Cap Opportunties Fund	$ -	$ 380,277	$ -	$ 393,423
Fidelity Advisor Real Estate Fund Institutional Class	-	380,277	-	385,658
Total	$ -	$ 760,554	$ -	$ 779,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

PAS Small Cap Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $325,301,630)	$ 342,492,842
Affiliated Underlying Funds (cost $760,554)	779,081
Total investments (cost $326,062,184)		$ 343,271,923
Receivable for fund shares sold		502,099
Total assets		343,774,022

Liabilities
Payable for investments purchased	$ 199,045
Payable for fund shares redeemed	303,051
Total liabilities		502,096

Net Assets		$ 343,271,926
Net Assets consist of:
Paid in capital		$ 328,530,637
Distributions in excess of net investment income		(164,023)
Accumulated undistributed net realized gain (loss) on investments		(2,304,427)
Net unrealized appreciation (depreciation) on investments		17,209,739
Net Assets, for 29,470,483 shares outstanding		$ 343,271,926
Net Asset Value, offering price and redemption price per share ($343,271,926 ÷ 29,470,483 shares)		$ 11.65

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends from unaffiliated underlying funds		$ 166
Interest		606
Total income		772

Expenses
Management fee	$ 421,696
Independent trustees' compensation	17,233
Total expenses before reductions	438,929
Expense reductions	(438,929)	-
Net investment income (loss)		772
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of unaffiliated underlying fund shares		(2,288,225)
Change in net unrealized appreciation (depreciation) on underlying funds		9,209,362
Net gain (loss)		6,921,137
Net increase (decrease) in net assets resulting from operations		$ 6,921,909

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 772	$ 446,550
Net realized gain (loss)	(2,288,225)	14,540,714
Change in net unrealized appreciation (depreciation)	9,209,362	3,992,662
Net increase (decrease) in net assets resulting from operations	6,921,909	18,979,926
Distributions to shareholders from net investment income	(266,894)	(242,280)
Distributions to shareholders from net realized gain	(10,942,682)	(6,798,719)
Total distributions	(11,209,576)	(7,040,999)
Share transactions Proceeds from sales of shares	75,615,307	127,319,945
Reinvestment of distributions	11,148,319	6,971,513
Cost of shares redeemed	(43,065,489)	(72,940,141)
Net increase (decrease) in net assets resulting from share transactions	43,698,137	61,351,317
Total increase (decrease) in net assets	39,410,470	73,290,244

Net Assets
Beginning of period	303,861,456	230,571,212
End of period (including distributions in excess of net investment income of $164,023 and undistributed net investment income of $102,099, respectively)	$ 343,271,926	$ 303,861,456
Other Information Shares
Sold	6,330,397	11,291,206
Issued in reinvestment of distributions	945,574	599,781
Redeemed	(3,620,439)	(6,459,874)
Net increase (decrease)	3,655,532	5,431,113

Financial Highlights

	Six months ended August 31, 2007 (Unaudited)	Years ended February 28,
		2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.02	- H
Net realized and unrealized gain (loss)	.30	.75	1.46
Total from investment operations	.30	.77	1.46
Distributions from net investment income	(.01)	(.01)	-
Distributions from net realized gain	(.41)	(.30)	(.15)
Total distributions	(.42)	(.31)	(.15)
Net asset value, end of period	$ 11.65	$ 11.77	$ 11.31
Total Return B,C	2.51%	6.86%	14.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.26% A	.26%	.37% A
Expenses net of contractual waivers	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.00% A	.17%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,272	$ 303,861	$ 230,571
Portfolio turnover rate E	19% A	27%	10% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the portfolio activity of the Underlying Funds. F For the period June 23, 2005 (commencement of operations) to February 28, 2006. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

PAS Small Cap Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 21,671,410
Unrealized depreciation	(4,464,896)
Net unrealized appreciation (depreciation)	$ 17,206,514

Cost for federal income tax purposes	$ 326,065,409

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the affiliated and unaffiliated Underlying Fund shares aggregated $64,996,655 and $32,507,317, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2010.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee until March 31, 2010, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2010 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $438,929.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of the Existing Investment Advisory Contracts

Matters Considered by the Board. The Board of Trustees is scheduled to meet four times per year. The Board of Trustees, including the Independent Trustees, expects that matters bearing on the fund's management contract will be considered at most, if not all, of its meetings. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board of Trustees (including certain of those described herein) may be conducted through committees. The Independent Trustees expect to meet from time to time in executive session and are advised by legal counsel selected by the Independent Trustees.

Information Received by the Board of Trustees. In connection with their regular meetings, the Board of Trustees, including the Independent Trustees, expects to receive materials specifically relating to the existing management contract and administration agreement (the Investment Advisory Contracts), including contractual provisions that reduce the fees paid to the Investment Adviser and its affiliates to zero. These materials may include (i) information on the investment performance of the fund and appropriate indices or combinations of indices, (ii) sales and redemption data in respect of comparable funds, and (iii) the economic outlook and the general investment outlook in the markets in which the fund invests. The Board of Trustees, including the Independent Trustees, also expects to consider periodically other material facts such as (1) the amount of fee actually paid to the Investment Advisor and it affiliates, if any, (2) the Investment Adviser's results and financial condition, (3) arrangements in respect of the distribution of the fund's shares, (4) the procedures employed to determine the value of the fund's assets, (5) the Investment Adviser's management of the relationships with the fund's custodians and subcustodians, (6) the resources devoted to and the record of compliance with the fund's investment policies and restrictions and with policies on personal securities transactions, and (7) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, if and to the extent any such services are actually paid for by the fund.

Additional information to be furnished by the Investment Adviser may include, among other items, information on and analysis of (a) the overall organization of the Investment Adviser, (b) investment performance, (c) the choice of performance indices and benchmarks, (d) the composition of peer groups of funds, if any fees are charged to the funds, (e) transfer agency and bookkeeping fees paid to affiliates of the Investment Adviser, if charged to the fund, (f) investment management staffing, (g) the potential for achieving further economies of scale, if any fees are charged to the fund, (h) operating expenses paid to third parties, if any fees are charged to the fund, and (i) the information furnished to investors, including the fund's shareholders.

At a March 8, 2007 in-person meeting, the Board of Trustees, including the Independent Trustees, approved the renewal of the Investment Advisory Contracts. In considering the renewal of the Investment Advisory Contracts, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the renewal of the Investment Advisory Contracts include the following:

The Investment Adviser's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviewed the background of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees have also had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things they considered the size, education and experience of the Investment Adviser's investment staff, their use of technology, and the Investment Adviser's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of administrative and shareholder services to be performed by the Investment Adviser and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing and bookkeeping services. The Board of Trustees, including the Independent Trustees, also considered the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians.

Expenses. The Board of Trustees, including the Independent Trustees, considered the amount and nature of fees paid by shareholders to the Investment Adviser. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2010, which management estimated would result in the fund having a net operating expense ratio of zero for that period.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether the Investment Adviser expected to experience economies of scale in respect of the management of the fund and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the Independent Trustees, has concluded that, in light of a contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2010, any realized economies of scale in respect of the management of the fund would be shared between fund shareholders and the Investment Adviser in an appropriate manner.

Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees that were expected to be paid by the fund and the fund's shareholders for services provided by the Investment Adviser and its affiliates, including fees for services like transfer agency, fund accounting, and direct shareholder services. The Board of Trustees, including the Independent Trustees, considered the intangible benefits that might reasonably be expected to accrue to the Investment Adviser and its affiliates by virtue of their relationship with the fund. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2010, and that operation of this waiver and reimbursement would reduce economic benefits that might otherwise inure to the Investment Adviser and its affiliates.

Semiannual Report

Board Approval of the Existing Investment Advisory Contracts - continued

Conclusion. Based on its evaluation of all material factors and assisted by the advice of legal counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing Investment Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

FOF-SANN-1007 474901.1.0
1.816939.102

PAS U.S. Opportunity Fund of FundsSM

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Semiannual Report

August 31, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

PAS U.S. Opportunity Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,039.80	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.14	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the fund invests are not included in the fund's annualized expense ratio.

Semiannual Report

PAS U.S. Opportunity Fund of Funds

Investment Changes

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Evergreen Large Cap Equity Fund Class A	8.9	4.9
American Beacon Large Cap Value Fund Plan Ahead Class	5.0	3.9
JPMorgan U.S. Large Cap Core Plus Fund Select Class	4.7	0.0
BlackRock Basic Value Fund, Inc. Investor A Class	4.3	5.0
Fidelity Select Computers Portfolio	3.4	0.0
Old Mutual Analytic U.S. Long/Short Fund Class Z	3.3	1.5
Neuberger Berman Manhattan Fund Trust Class	3.3	0.4
Thornburg Value Fund Class A	3.1	9.8
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	2.9	0.0
Marsico 21st Century Fund	2.9	1.3
	41.8
Asset Allocation (% of fund's investments)
As of August 31, 2007	As of February 28, 2007
Large Blend Funds 34.9%	Large Blend Funds 22.4%
Large Growth Funds 16.0%	Large Growth Funds 11.9%
Large Value Funds 19.1%	Large Value Funds 23.8%
Mid-Cap Blend Funds 6.1%	Mid-Cap Blend Funds 4.9%
Mid-Cap Growth Funds 12.7%	Mid-Cap Growth Funds 14.5%
Mid-Cap Value Funds 0.7%	Mid-Cap Value Funds 10.4%
Small Blend Funds 0.7%	Small Blend Funds 3.3%
Small Growth Funds 0.4%	Small Growth Funds 2.9%
Small Value Funds 0.1%	Small Value Funds 1.8%
Specialty Funds 9.0%	Specialty Funds 0.0%
Other 0.3%	Other 4.1%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

PAS U.S. Opportunity Fund of Funds

Investments August 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 34.9%
American Century Fundamental Equity Fund Investor Class	283,297	$ 4,187,129
Evergreen Large Cap Equity Fund Class A	767,000	14,074,459
Fidelity Disciplined Equity Fund (b)	71,571	2,201,513
Fidelity Dividend Growth Fund (b)	89,470	2,988,290
Fidelity Select Consumer Staples Portfolio (b)	69,441	4,365,081
Fidelity Select Industrial Equipment Portfolio (b)	113,264	3,991,421
Fidelity Tax Managed Stock Fund (b)	123,058	1,917,248
JPMorgan U.S. Large Cap Core Plus Fund Select Class	353,377	7,424,441
Managers AMG FQ Tax-Managed US Equity Fund Class A (a)	123,512	1,934,203
Old Mutual Analytic U.S. Long/Short Fund Class Z	363,465	5,259,335
RS Core Equity Fund Class A	46,476	1,891,592
Thornburg Value Fund Class A	116,061	4,894,279
TOTAL LARGE BLEND FUNDS		55,128,991
Large Growth Funds - 16.0%
BlackRock Large Cap Growth Fund Investor A Class	296,398	3,408,573
Buffalo Large Cap Fund, Inc.	56,105	1,263,475
Buffalo USA Global Fund	40,870	958,395
Fidelity Large Cap Stock Fund (b)	159,156	3,035,107
Ivy Capital Appreciation Fund Class A (a)	267,832	2,967,583
Legg Mason Growth Trust, Inc. Financial Intermediary Class	43,844	1,504,737
Marsico 21st Century Fund	272,299	4,555,564
Spectra Fund Class N (a)	425,307	4,465,725
T. Rowe Price Growth Stock Fund Advisor Class	92,633	3,101,339
TOTAL LARGE GROWTH FUNDS		25,260,498
Large Value Funds - 19.1%
Allianz NFJ Dividend Value Fund Class D	98	1,738
American Beacon Large Cap Value Fund Plan Ahead Class	327,966	7,858,066
American Century Income & Growth Fund Investor Class	45,096	1,510,259
Artisan Opportunistic Value Fund Investor Shares	35,284	423,056
Aston Value Fund Class N	66,944	986,760
BlackRock Basic Value Fund, Inc. Investor A Class	209,686	6,850,431
Evergreen Disciplined Value Fund Class A	178,413	3,257,816
Excelsior Value and Restructuring Fund Shares	59,526	3,341,217
Fidelity Equity-Income Fund (b)	26,305	1,582,759

	Shares	Value
Goldman Sachs Growth & Income Fund Institutional Class	115,209	$ 3,503,494
Phoenix Value Opportunities Fund Class A	53,589	693,981
TOTAL LARGE VALUE FUNDS		30,009,577
Mid-Cap Blend Funds - 6.1%
Aston/Optimum Mid Cap Fund Class N	21,030	616,810
Fidelity Advisor Value Strategies Fund Institutional Class (b)	86,026	2,862,936
Fidelity Leveraged Company Stock Fund (b)	87,436	2,902,013
Kinetics Small Cap Opportunities Fund	73,607	2,271,510
RS Value Fund Class A	24,994	706,321
TOTAL MID-CAP BLEND FUNDS		9,359,590
Mid-Cap Growth Funds - 12.7%
AIM Dynamics Fund Class A (a)	163,213	3,812,660
Baron iOpportunity Fund (a)	237,556	2,895,808
BlackRock US Opportunities Fund Investor A Class (a)	27,102	915,250
Goldman Sachs Small/Mid-Cap Growth Fund Class A (a)	78,398	1,056,809
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	152,951	4,626,766
Munder Mid-Cap Core Growth Fund Class A	53,369	1,534,346
Neuberger Berman Manhattan Fund Trust Class (a)	319,411	5,145,718
TOTAL MID-CAP GROWTH FUNDS		19,987,357
Mid-Cap Value Funds - 0.7%
Allegiant Mid Cap Value Fund Class A	13,503	201,053
American Century Mid Cap Value Fund Investor Class	55,044	738,138
Delafield Fund, Inc.	5,669	158,721
TOTAL MID-CAP VALUE FUNDS		1,097,912
Small Blend Funds - 0.7%
Old Mutual Small Cap Fund Class Z (a)	15,216	438,535
Royce Value Fund Service Class	58,123	678,879
TOTAL SMALL BLEND FUNDS		1,117,414
Small Growth Funds - 0.4%
Champlain Small Company Fund Advisor Class	4,318	59,885
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
Royce Value Plus Fund Service Class	13,459	$ 201,890
Wells Fargo Advantage Small Cap Growth Fund Administrator Class	29,612	441,512
TOTAL SMALL GROWTH FUNDS		703,287
Small Value Funds - 0.1%
Aston/River Road Small Cap Value Class N	1,109	15,695
Paradigm Value Fund	3,661	189,404
TOTAL SMALL VALUE FUNDS		205,099
Specialty Funds - 9.0%
Fidelity Select Computers Portfolio (a)(b)	116,407	5,360,527
Fidelity Select Medical Equipment & Systems Portfolio (b)	84,625	2,117,311
Fidelity Select Pharmaceuticals Portfolio (b)	204,040	2,324,012
Fidelity Select Software & Computer Services Portfolio (a)(b)	31,472	2,196,718
MFS Utilities Fund Class A	104,258	1,943,365
T. Rowe Price Real Estate Fund Advisor Class	1,079	24,373
TOTAL SPECIALTY FUNDS		13,966,306
Other - 0.3%
Franklin Mutual Qualified Fund Class A	19,825	465,302
TOTAL EQUITY FUNDS (Cost $157,790,159)		157,301,333
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $157,790,159)		$ 157,301,333
Legend
(a) Non-income producing (b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income earned
Fidelity Equity-Income Fund	$ 6,550
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Small Cap Growth Fund Institutional Class	$ -	$ 785,056	$ 742,039	$ -
Fidelity Advisor Value Strategies Fund Institutional Class	-	3,039,288	-	2,862,936
Fidelity Disciplined Equity Fund	-	2,276,662	-	2,201,513
Fidelity Dividend Growth Fund	-	3,039,288	-	2,988,290
Fidelity Equity-Income Fund	-	1,638,345	-	1,582,759
Fidelity Large Cap Stock Fund	-	3,080,005	-	3,035,107
Fidelity Leveraged Company Stock Fund	-	3,039,288	-	2,902,013
Fidelity Select Computers Portfolio	-	5,203,352	-	5,360,527
Fidelity Select Consumer Staples Portfolio	-	4,286,148	-	4,365,081
Fidelity Select Industrial Equipment Portfolio	-	3,970,945	-	3,991,421
Fidelity Select Medical Equipment & Systems Portfolio	-	2,082,452	-	2,117,311
Fidelity Select Pharmaceuticals Portfolio	-	2,325,598	-	2,324,012
Fidelity Select Software & Computer Services Portfolio	-	2,245,679	-	2,196,718
Fidelity Tax Managed Stock Fund	-	1,973,855	-	1,917,248
Total	$ -	$ 38,985,961	$ 742,039	$ 37,844,936

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

PAS U.S. Opportunity Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $119,589,253)	$ 119,456,397
Affiliated Underlying Funds (cost $38,200,906)	37,844,936
Total investments (cost $157,790,159)		$ 157,301,333
Cash		2
Receivable for investments sold		84,931
Receivable for fund shares sold		86,130
Total assets		157,472,396

Liabilities
Payable for fund shares redeemed		171,061

Net Assets		$ 157,301,335
Net Assets consist of:
Paid in capital		$ 156,677,229
Undistributed net investment income		154,286
Accumulated undistributed net realized gain (loss) on investments		958,646
Net unrealized appreciation (depreciation) on investments		(488,826)
Net Assets, for 15,085,306 shares outstanding		$ 157,301,335
Net Asset Value, offering price and redemption price per share ($157,301,335 ÷ 15,085,306 shares)		$ 10.43

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 205,631
Affiliated		6,550
Interest		15
Total income		212,196

Expenses
Management fee	$ 135,694
Independent trustees' compensation	5,545
Total expenses before reductions	141,239
Expense reductions	(141,239)	-
Net investment income (loss)		212,196
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	664,516
Affiliated	(43,017)
Realized gain distributions from unaffiliated underlying funds	325,578	947,077
Change in net unrealized appreciation (depreciation) on underlying funds		162,338
Net gain (loss)		1,109,415
Net increase (decrease) in net assets resulting from operations		$ 1,321,611

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

PAS U.S. Opportunity Fund of Funds
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	For the period December 29, 2006 (commencement of operations) to February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 212,196	$ 5,850
Net realized gain (loss)	947,077	139,090
Change in net unrealized appreciation (depreciation)	162,338	(651,164)
Net increase (decrease) in net assets resulting from operations	1,321,611	(506,224)
Distributions to shareholders from net investment income	(63,760)	-
Distributions to shareholders from net realized gain	(127,521)	-
Total distributions	(191,281)	-
Share transactions Proceeds from sales of shares	106,773,722	65,891,008
Reinvestment of distributions	187,799	-
Cost of shares redeemed	(15,217,612)	(957,688)
Net increase (decrease) in net assets resulting from share transactions	91,743,909	64,933,320
Total increase (decrease) in net assets	92,874,239	64,427,096

Net Assets
Beginning of period	64,427,096	-
End of period (including undistributed net investment income of $154,286 and undistributed net investment income of $5,850, respectively)	$ 157,301,335	$ 64,427,096
Other Information Shares
Sold	10,110,772	6,499,995
Issued in reinvestment of distributions	18,145	-
Redeemed	(1,450,066)	(93,540)
Net increase (decrease)	8,678,851	6,406,455

Financial Highlights

	Six months ended August 31, 2007	Period ended February 28,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	- I
Net realized and unrealized gain (loss)	.38	.06 F
Total from investment operations	.40	.06
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.03)	-
Net asset value, end of period	$ 10.43	$ 10.06
Total Return B,C	3.98%	.60%
Ratios to Average Net Assets H
Expenses before expense reductions	.26% A	.27% A
Expenses net of contractual waivers	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.39% A	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,301	$ 64,427
Portfolio turnover rate E	95% A	274% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the portfolio activity of the Underlying Funds. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. G For the period December 29, 2006 (commencement of operations) to February 28, 2007. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

PAS U.S. Opportunity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,931,955
Unrealized depreciation	(2,420,781)
Net unrealized appreciation (depreciation)	$ (488,826)
Cost for federal income tax purposes	$ 157,790,159

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the affiliated and unaffiliated Underlying Fund shares aggregated $145,056,200 and $52,965,795, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until December 19, 2009.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee until December 19, 2009, Strategic Advisers has contractually agreed to reimburse the Fund until December 19, 2009 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $141,239.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

FOU-SANN-1007 474815.1.0
1.836925.100

PAS U.S. Opportunity Fidelity Fund of FundsSM

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Semiannual Report

August 31, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

PAS U.S. Opportunity Fidelity Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 8, 2007 to August 31, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value August 31, 2007	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,064.00	$ .00 A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.14	$ .00 B

A Actual expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 177/366 (to reflect the period March 8, 2007 to August 31, 2007). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Funds annualized expense ratio.

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Investment Summary

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2007
% of fund's investments
Fidelity Select Consumer Staples Portfolio	8.3
Fidelity Dividend Growth Fund	8.1
Fidelity Select Computers Portfolio	8.1
Fidelity Select Energy Services Portfolio	7.9
Fidelity Large Cap Stock Fund	7.9
Fidelity Equity-Income Fund	7.9
Fidelity Select Insurance Portfolio	7.6
Fidelity Advisor Growth Opportunities Institutional Class	5.5
Fidelity Select Pharmaceuticals Portfolio	5.4
Fidelity Select Industrial Equipment Portfolio	5.0
71.7
Asset Allocation (% of fund's investments)
As of August 31, 2007
Large Blend Funds 24.0%
Large Growth Funds 14.0%
Large Value Funds 7.9%
Mid-Cap Blend Funds 3.1%
Mid-Cap Growth Funds 2.3%
Mid-Cap Value Funds 7.5%
Specialty Funds 41.2%

Asset allocations in the pie chart reflects the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Semiannual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Investments August 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 24.0%
Fidelity Advisor Value Leaders Institutional Class	398,846	$ 6,257,887
Fidelity Dividend Growth Fund	960,340	32,075,364
Fidelity Select Consumer Staples Portfolio	524,646	32,979,246
Fidelity Select Industrial Equipment Portfolio	569,141	20,056,512
Spartan U.S. Equity Index Fund Investor Class	75,588	3,953,987
TOTAL LARGE BLEND FUNDS		95,322,996
Large Growth Funds - 14.0%
Fidelity Advisor Growth Opportunities Institutional Class (a)	560,358	21,954,836
Fidelity Large Cap Stock Fund	1,643,067	31,333,290
Fidelity Select Leisure Portfolio	32,708	2,604,870
TOTAL LARGE GROWTH FUNDS		55,892,996
Large Value Funds - 7.9%
Fidelity Equity-Income Fund	520,648	31,327,392
Mid-Cap Blend Funds - 3.1%
Fidelity Leveraged Company Stock Fund	22,703	753,525
Fidelity Select Defense & Aerospace Portfolio	131,829	11,821,125
TOTAL MID-CAP BLEND FUNDS		12,574,650
Mid-Cap Growth Funds - 2.3%
Fidelity Select IT Services Portfolio	525,200	9,070,207
Mid-Cap Value Funds - 7.5%
Fidelity Select Automotive Portfolio	248,510	10,362,874
Fidelity Select Chemicals Portfolio	245,134	19,343,551
TOTAL MID-CAP VALUE FUNDS		29,706,425
Specialty Funds - 41.2%
Fidelity Select Brokerage & Investment Management Portfolio	226,695	15,102,442
Fidelity Select Computers Portfolio (a)	695,201	32,014,020
Fidelity Select Energy Services Portfolio	339,956	31,381,347
Fidelity Select Insurance Portfolio	438,392	30,420,002
Fidelity Select Multimedia Portfolio	239,043	10,439,026
Fidelity Select Pharmaceuticals Portfolio	1,889,411	21,520,396
Fidelity Select Telecommunications Portfolio	215,448	12,157,746

	Shares	Value
Fidelity Select Wireless Portfolio (a)	157,413	$ 1,397,826
Fidelity Utilities Fund	457,929	9,318,847
TOTAL SPECIALTY FUNDS		163,751,652
TOTAL EQUITY FUNDS (Cost $409,815,113)		397,646,318
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $409,815,113)		$ 397,646,318
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in affiliated securities, at value (cost $409,815,113) - See accompanying schedule		$ 397,646,318
Cash		4
Receivable for fund shares sold		410,121
Total assets		398,056,443

Liabilities
Payable for investments purchased	$ 207,996
Payable for fund shares redeemed	202,125
Total liabilities		410,121

Net Assets		$ 397,646,322
Net Assets consist of:
Paid in capital		$ 405,147,586
Undistributed net investment income		175,969
Accumulated undistributed net realized gain (loss) on investments		4,491,562
Net unrealized appreciation (depreciation) on investments		(12,168,795)
Net Assets, for 37,369,275 shares outstanding		$ 397,646,322
Net Asset Value, offering price and redemption price per share ($397,646,322 ÷ 37,369,275 shares)		$ 10.64

Statement of Operations

	For the period March 8, 2007 (commencement of operations) to August 31, 2007 (Unaudited)

Investment Income
Dividends from underlying funds		$ 175,820
Interest		149
Total income		175,969

Expenses
Management fee	$ 176,078
Independent trustees' compensation	6,031
Total expenses before reductions	182,109
Expense reductions	(182,109)	-
Net investment income (loss)		175,969
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,107,984
Realized gain distributions from underlying funds	383,578	4,491,562
Change in net unrealized appreciation (depreciation) on underlying funds		(12,168,795)
Net gain (loss)		(7,677,233)
Net increase (decrease) in net assets resulting from operations		$ (7,501,264)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

PAS U.S. Opportunity Fidelity Fund of Funds
Financial Statements - continued

Statement of Changes in Net Assets

For the period March 8, 2007 (commencement of operations) to August 31, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 175,969
Net realized gain (loss)	4,491,562
Change in net unrealized appreciation (depreciation)	(12,168,795)
Net increase (decrease) in net assets resulting from operations	(7,501,264)
Share transactions Proceeds from sales of shares	419,189,967
Cost of shares redeemed	(14,042,381)
Net increase (decrease) in net assets resulting from share transactions	405,147,586
Total increase (decrease) in net assets	397,646,322

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $175,969)	$ 397,646,322
Other Information Shares
Sold	38,698,910
Redeemed	(1,329,635)
Net increase (decrease)	37,369,275

Financial Highlights

2007 G
Period ended August 31,	(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.63 F
Total from investment operations	.64
Net asset value, end of period	$ 10.64
Total Return B,C	6.40%
Ratios to Average Net Assets H
Expenses before expense reductions	.25% A
Expenses net of contractual waivers	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 397,646
Portfolio turnover rate E	104% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period March 8, 2007 (commencement of operations) to August 31, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

PAS U.S. Opportunity Fidelity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,514,917
Unrealized depreciation	(13,683,712)
Net unrealized appreciation (depreciation)	$ (12,168,795)
Cost for federal income tax purposes	$ 409,815,113

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $494,384,019 and $88,676,890, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2010.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee until March 31, 2010, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2010 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $182,109.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of the Existing Investment Advisory Contracts

Matters Considered by the Board. The Board of Trustees is scheduled to meet four times per year. The Board of Trustees, including the Independent Trustees, expects that matters bearing on the fund's management contract will be considered at most, if not all, of its meetings. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board of Trustees (including certain of those described herein) may be conducted through committees. The Independent Trustees expect to meet from time to time in executive session and are advised by legal counsel selected by the Independent Trustees.

Information Received by the Board of Trustees. In connection with their regular meetings, the Board of Trustees, including the Independent Trustees, expects to receive materials specifically relating to the existing management contract and administration agreement (the Investment Advisory Contracts), including contractual provisions that reduce the fees paid to the Investment Adviser and its affiliates to zero. These materials may include (i) information on the investment performance of the fund and appropriate indices or combinations of indices, (ii) sales and redemption data in respect of comparable funds, and (iii) the economic outlook and the general investment outlook in the markets in which the fund invests. The Board of Trustees, including the Independent Trustees, also expects to consider periodically other material facts such as (1) the amount of fee actually paid to the Investment Advisor and it affiliates, if any, (2) the Investment Adviser's results and financial condition, (3) arrangements in respect of the distribution of the fund's shares, (4) the procedures employed to determine the value of the fund's assets, (5) the Investment Adviser's management of the relationships with the fund's custodians and subcustodians, (6) the resources devoted to and the record of compliance with the fund's investment policies and restrictions and with policies on personal securities transactions, and (7) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, if and to the extent any such services are actually paid for by the fund.

Additional information to be furnished by the Investment Adviser may include, among other items, information on and analysis of (a) the overall organization of the Investment Adviser, (b) investment performance, (c) the choice of performance indices and benchmarks, (d) the composition of peer groups of funds, if any fees are charged to the funds, (e) transfer agency and bookkeeping fees paid to affiliates of the Investment Adviser, if charged to the fund, (f) investment management staffing, (g) the potential for achieving further economies of scale, if any fees are charged to the fund, (h) operating expenses paid to third parties, if any fees are charged to the fund, and (i) the information furnished to investors, including the fund's shareholders.

At a December 7, 2006 in-person meeting, the Board of Trustees, including the Independent Trustees, approved the Investment Advisory Contracts for their initial terms. In considering the Investment Advisory Contracts, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Investment Advisory Contracts include the following:

The Investment Adviser's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviewed the background of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees have also had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things they considered the size, education and experience of the Investment Adviser's investment staff, their use of technology, and the Investment Adviser's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of administrative and shareholder services to be performed by the Investment Adviser and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing and bookkeeping services. The Board of Trustees, including the Independent Trustees, also considered the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians.

Expenses. The Board of Trustees, including the Independent Trustees, considered the fund's expense ratio, and the contractual management fee waiver and expense reimbursement agreements expected to be in effect for an initial three year period. It also considered the amount and nature of fees paid by shareholders to the Investment Adviser. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, which management estimated would result in the fund having a net operating expense ratio of zero for that period.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether the Investment Adviser expected to experience economies of scale in respect of the management of the fund and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the Independent Trustees, has concluded that, in light of a contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, any realized economies of scale in respect of the management of the fund would be shared between fund shareholders and the Investment Adviser in an appropriate manner.

Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees that were expected to be paid by the fund and the fund's shareholders for services provided by the Investment Adviser and its affiliates, including fees for services like transfer agency, fund accounting, and direct shareholder services. The Board of Trustees, including the Independent Trustees, considered the intangible benefits that might reasonably be expected to accrue to the Investment Adviser and its affiliates by virtue of their relationship with the fund. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, and that operation of this waiver and reimbursement would reduce economic benefits that might otherwise inure to the Investment Adviser and its affiliates.

Semiannual Report

Board Approval of the Existing Investment Advisory Contracts - continued

Conclusion. Based on its evaluation of all material factors and assisted by the advice of legal counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing Investment Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

PAO-SANN-1007 474816.1.0
1.843748.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	November 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	November 1, 2007
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	November 1, 2007